Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2025
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents	Cash and cash equivalents consisted of the following:
	As of March 31,
	2024	2025
	$	$

Cash on hand	6	11
Bank deposits	6,595	5,961
Total Cash and cash equivalents	6,601	5,972